Condensed Financial Information of the Company - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in by operating activities	¥ 240,692	$ 35,151	¥ 345,374	¥ 867,370
Net cash used in investing activities	(906,931)	(132,449)	(1,392,335)	(1,169,244)
Net cash provided by financing activities	648,759	94,747	988,358	652,605
Effect of exchange rate changes	(23,647)	(3,455)	34,268	78,244
Net increase/(decrease) in cash and cash equivalents and restricted cash	(41,127)	(6,006)	(24,335)	428,975
Cash and cash equivalents and restricted cash, at the beginning of year	1,386,412	202,473	1,410,747	981,772
Cash and cash equivalents and restricted cash, at the end of year	1,345,285	196,467	1,386,412	1,410,747
The Company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in by operating activities	(319,227)	(46,620)	(8,668)	(527)
Net cash used in investing activities	(117,034)	(17,092)	(1,042,665)	(1,682,281)
Net cash provided by financing activities	176,546	25,783	732,306	2,484,973
Effect of exchange rate changes	(23,063)	(3,368)	33,033	51,967
Net increase/(decrease) in cash and cash equivalents and restricted cash	(282,778)	(41,297)	(285,994)	854,132
Cash and cash equivalents and restricted cash, at the beginning of year	568,138	82,971	854,132
Cash and cash equivalents and restricted cash, at the end of year	¥ 285,360	$ 41,674	¥ 568,138	¥ 854,132